OTHER FINANCIAL LIABILITIES - Schedule of movement of lease liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lease Liability [Roll Forward]
Claims amount		$ 679,273
Derecognition of right of use assets		639,728
Conversion notes		39,545
IBR rate amount		316,615
Lease Liability Total
Lease Liability [Roll Forward]
Opening balance	$ 2,216,454	2,960,638	$ 3,121,006
New contracts	946,154	367,943	519,353
Lease termination	(15,070)	(19,606)	(729,493)
Renegotiations	(4,975)	(80,431)	107,203
Exit effect of chapter 11		(995,888)
Payments	(399,283)	(180,995)	(120,023)
Accrued interest	222,133	152,133	96,579
Exchange differences	2,278	2,279	3,356
Subsidiaries conversion difference	303
Cumulative translation adjustment		7,461	(2,332)
Other increases (decreases)		2,920	(35,011)
Changes	751,540	(744,184)	(160,368)
Closing balance	2,967,994	2,216,454	2,960,638
Aircraft
Lease Liability [Roll Forward]
Opening balance	2,134,972	2,883,661	3,026,573
New contracts	943,178	354,924	518,478
Lease termination	(13,258)	(19,606)	(724,193)
Renegotiations	(7,194)	(76,233)	101,486
Exit effect of chapter 11		(995,888)
Payments	(376,006)	(154,823)	(95,831)
Accrued interest	212,500	142,939	88,245
Exchange differences	0	0	0
Subsidiaries conversion difference	6
Cumulative translation adjustment		(2)	0
Other increases (decreases)		0	(31,097)
Changes	759,226	(748,689)	(142,912)
Closing balance	$ 2,894,198	$ 2,134,972	2,883,661
Discount rate	0.0910	0.0880
Other
Lease Liability [Roll Forward]
Opening balance	$ 81,482	$ 76,977	94,433
New contracts	2,976	13,019	875
Lease termination	(1,812)	0	(5,300)
Renegotiations	2,219	(4,198)	5,717
Exit effect of chapter 11		0
Payments	(23,277)	(26,172)	(24,192)
Accrued interest	9,633	9,194	8,334
Exchange differences	2,278	2,279	3,356
Subsidiaries conversion difference	297
Cumulative translation adjustment		7,463	(2,332)
Other increases (decreases)		2,920	(3,914)
Changes	(7,686)	4,505	(17,456)
Closing balance	$ 73,796	$ 81,482	$ 76,977
Discount rate	0.1300	0.1070